SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,581,358	$ 1,532,984	$ 2,962,174		$ 3,170,700
Provision of services	317,681	837,131	538,351		1,243,977
Total revenue	1,899,039	2,370,115	3,500,525		4,414,677
Segment loss			13,638,787		11,204,372
Finance and other costs	(10,891)	(7,519)	(46,752)		(21,667)
Depreciation			224,243		92,007
Amortization			17,979		89,146
Change in fair value of derivative liability		(6,094,438)	(57,314)		(4,863,578)
Loss on write-off of notes receivable					(771,260)
Loss on write down of inventory	77,047		199,647
Net loss for the year	$ 6,908,964	$ (475,315)	13,976,590	$ 21,925,344	5,729,020
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods			2,962,174		3,170,700
Provision of services			538,351		1,091,733
Total revenue			3,500,525		4,262,433
Segment loss			8,972,201		4,451,926
Finance and other costs			(43,689)		(157)
Depreciation			219,422		89,244
Amortization			17,979		21,910
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory			199,647
Net loss for the year			9,365,560		4,562,923
Vital [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services					152,244
Total revenue					152,244
Segment loss			153,641		322,251
Finance and other costs
Depreciation
Amortization					67,236
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory
Net loss for the year			153,641		389,487
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss			4,512,945		6,430,195
Finance and other costs			(3,063)		(21,510)
Depreciation			4,821		2,763
Amortization
Change in fair value of derivative liability			(57,314)		(4,863,578)
Loss on write-off of notes receivable					(771,260)
Loss on write down of inventory
Net loss for the year			$ 4,457,389		$ 776,610